Material Accounting Policies - Summary of Intangible Assets, Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Usage rights for donated assets
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	10 ~ 30
Amortization methods	Straight line
Software
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	4 ~ 30
Amortization methods	Straight line
Industrial rights
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	5 ~ 30
Amortization methods	Straight line
Development expenditures
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	5
Amortization methods	Straight line
Leasehold rights
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	8
Amortization methods	Straight line
Others
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	3 ~ 50 or indefinite
Amortization methods	Straight line
Mining rights
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful lives (years)	—
Amortization methods	Unit of production